Shareholders' Equity, Non-Controlling Interest and Members' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' Equity, Non-Controlling Interest and Members' Equity [Abstract]
Schedule of Comprehensive Loss Attributable to Non-Redeemable and Redeemable Non-Controlling Interest

The table below demonstrates the calculation of comprehensive loss attributable to redeemable non-controlling interest holders for the June 8, 2023 through June 30, 2023 (Successor) Period:

Period from June 8 – June 30, 2023 (Successor)
Comprehensive Loss	$(110,586)
Redeemable non-controlling interest percentage – Class A OpCo Units	64.8%
Comprehensive loss attributable to Class A OpCo Units	$(71,660)
Period from June 8 – June 30, 2023 (Successor)
Comprehensive Loss	$(110,586)
Redeemable non-controlling interest percentage – Class B OpCo Units	3.2%
Comprehensive loss attributable to Class B OpCo Units	$(3,539)